Fair Value Measurements (Details) - Schedule of sets forth the fair value of the Company’s financial assets and liabilities - Jasper Therapeutics, Inc. [Member] - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial liabilities
Derivative tranche liability		$ 8,158		$ 4,053
Total fair value of liabilities		8,158	$ 6,211	4,053
Financial assets
Money market funds	15,756	18,778
Total fair value of assets	15,756	18,778
Fair Value, Inputs, Level 1 [Member]
Financial liabilities
Derivative tranche liability
Total fair value of liabilities
Financial assets
Money market funds	15,756	18,778
Total fair value of assets	15,756	18,778
Fair Value, Inputs, Level 2 [Member]
Financial liabilities
Derivative tranche liability
Total fair value of liabilities
Financial assets
Money market funds
Total fair value of assets
Fair Value, Inputs, Level 3 [Member]
Financial liabilities
Derivative tranche liability		8,158		4,053
Total fair value of liabilities		8,158		$ 4,053
Financial assets
Money market funds
Total fair value of assets